June 3, 2011

EDGAR FILING

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	First Investors Income Funds
Fund For Income
 File Nos.  002-89287; 811-03967

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”) are exhibits containing risk/return summary information in interactive data format for the Fund For Income (the “Fund”), a series of First Investors Income Funds.  The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on May 19, 2011 (Accession Number: 0000898432-11-000684), which is incorporated herein by reference.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber
Attachments

Cc:           Francine J. Rosenberger
   K&L Gates LLP